Property and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment
5.	Property and Equipment
Property and equipment, net consisted of the following:

	December 31 2020	December 31, 2019
	(In thousands)
Computers	$248	$190
Furniture and fixtures	312	297
Leasehold improvements	244	172

	804	659
Less accumulated depreciation and amortization	(116)	(13)

Total property and equipment, net	$688	$646

Depreciation expense related to property and equipment was $0.1 million and $0.01 million for the years ended December 31, 2020 and 2019, respectively.